REVENUES - Revenues by Type (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure of operating segments [line items]
Revenues from contracts with customers	$ 12,774	$ 13,958	$ 25,841	$ 26,756
Other revenues	732	649	1,423	1,278
Total revenues	13,506	14,607	27,264	28,034
Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	7,514	8,839	15,116	16,807
Other revenues	360	287	696	548
Total revenues	7,874	9,126	15,812	17,355
Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	1,640	1,444	3,302	2,608
Other revenues	366	358	715	722
Total revenues	2,006	1,802	4,017	3,330
Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	3,620	3,675	7,423	7,341
Other revenues	6	4	12	8
Total revenues	$ 3,626	$ 3,679	$ 7,435	$ 7,349